Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The following tables present information about the Plan's assets and liabilities measured and reported in the financial statements at fair value and indicate the fair value hierarchy of the valuation techniques utilized to determine such fair value. The three levels of the fair value hierarchy are as follows:
•Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.
•Level 2—Valuations based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities, either directly or indirectly.
•Level 3—Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the fair value of the assets or liabilities.
Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels. The Plan's assets measured and reported in the financial statements at fair value on a recurring basis include the following (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Investments:
Common stock	$11,257	$—	$—	$—	$11,257
Fixed income mutual funds	49,860	—	—	—	49,860
Common and commingled trust funds	—	—	—	1,238,928	1,238,928
Total investments	$61,117	$—	$—	$1,238,928	$1,300,045

	December 31, 2024
	Level 1	Level 2	Level 3	Not subject to leveling (a)	Total
Investments:
Common stock	$12,207	$—	$—	$—	$12,207
Fixed income mutual funds	37,022	—	—	—	37,022
Common and commingled trust funds	—	—	—	1,099,861	1,099,861
Total investments	$49,229	$—	$—	$1,099,861	$1,149,090
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits and its related disclosures. Investment objectives for these funds include retirement age target date, S&P 500 equity index, international equity index, extended equity market, intermediate bond index, international equity, short-term investments, and small mid-cap equity.
There have been no changes in the valuation methodologies used to value the Plan's assets at fair value at December 31, 2025 and 2024.